Income Taxes (Tables)	12 Months Ended
Dec. 31, 2020
Income Tax Disclosure [Abstract]
Schedule of Deferred Tax Assets and Liabilities

Significant components of the Company’s deferred tax assets and deferred tax liabilities are as follows as of December 31:

	December 31,	December 31,
	2020	2019

Non-operating loss carryforward	$4,014,000	$3,016,000
Valuation allowance	(4,014,000)	(3,016,000)
Net deferred tax asset	$-	$-

Schedule of Statutory Federal Income Tax Rate Losses Before Income Tax

A reconciliation between expected income taxes, computed at the federal income tax rate of 21% applied to the pretax accounting loss, and our blended state income tax rate of 2.0%, and the income tax net expense included in the consolidated statements of operations for the years ended December 31, 2020 and 2019 is as follows:

	Year Ended
	December 31,
	2020	2019

Loss for the year	$(13,907,185)	$(607,371)

Income tax (recovery) at statutory rate	$(2,921,000)	$(128,000)
State income tax expense, net of federal tax effect	(270,000)	(12,000)
Permanent difference and other	2,201,000	(1,100,000)
Change in valuation allowance	998,000	1,240,000
Income tax expense per books	$-	$-